Income Tax - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income/(loss) before tax	$ 17,149	$ 11,769	$ (10,391)
Income tax at 0% (2018: 0% (2017: 0%))	0	0	0
Effect of higher overseas tax rates	(182)	10	(17)
Income tax at effective rate of -1.1% (2018: 0.1% (2017: 0.2%))	$ 182	$ (10)	$ 17
Effective income tax rate (percent)	(1.10%)	0.10%	0.20%